Employee benefits - Staff Severance Indemnities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits [Line Items]
Current cost of service	$ 0	$ 0	$ 0
Interest cost	12	255	240
Actuarial gain loss	180	(1,357)	(135)
Benefits paid during the year	0	7,739	0
Staff severance indemnities
Employee benefits [Line Items]
Balance, beginning of year	(34,899)	(27,099)	(32,199)
Current cost of service	(4,624)	(4,204)	(4,978)
Interest cost	(2,236)	(1,928)	(1,303)
Actuarial gain loss	(5,947)	(5,305)	3,999
Exchange rate difference	769	551	4,971
Benefits paid during the year	3,359	3,086	2,411
Balance, end of year	$ (43,578)	$ (34,899)	$ (27,099)